U.S. Wealth Management

601 Congress Street

Boston, MA  02210

(617) 572-0138

Fax: (617) 663-2196

E-Mail:  AAyanna@jhancock.com

Name: Ariel Ayanna

Title:   Counsel

February 8, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:

John Hancock Exchange-Traded Fund Trust (the “Trust”), on behalf of:

John Hancock Multifactor Financials ETF (the “fund”)

Securities Act of 1933 File No. 333-183173

Investment Company Act of 1940 File No. 811-22733

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the fund.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on January 27, 2016 on behalf of the fund pursuant to Rule 497(e) (Accession No. 0001133228-16-007096), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-0138.

Sincerely,

/s/Ariel Ayanna

Ariel Ayanna

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document